Condensed Consolidated Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Class A Common Stock
Diluted weighted average shares outstanding	17,250,000	17,250,000
Diluted net (loss) income per share	$ (0.08)	$ 0.12
Class B Common Stock
Diluted weighted average shares outstanding	4,312,500	4,312,500
Diluted net (loss) income per share	$ (0.08)	$ 0.12